Business and Organization (Details)	Mar. 31, 2018	Nov. 03, 2017
Mr. Yu Han holding [Member]
Business and Organization (Textual)
Equity ownership interest	85.00%
Koulin Han holding [Member]
Business and Organization (Textual)
Equity ownership interest	15.00%
Hangzhou Dacheng Automotive Technology Service Co., Ltd [Member]
Business and Organization (Textual)
Equity ownership interest		60.00%